Events after the Reporting Period - Additional Information (Detail) - Non Guaranteed Bonds Issued [Member] $ in Millions	Jan. 23, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity	January 23, 2027
Borrowings, interest rate	4.875%
Non Guaranteed Senior Dollar Bonds [member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	$ 500